S000031368 [Member] Expense Example, No Redemption - Columbia Global Value Fund	Feb. 28, 2026 USD ($)
Columbia Global Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Columbia Global Value Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Columbia Global Value Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Columbia Global Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	683
Expense Example, No Redemption, 3 Years	911
Expense Example, No Redemption, 5 Years	1,156
Expense Example, No Redemption, 10 Years	1,860
Columbia Global Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	1,995
Columbia Global Value Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,646
Columbia Global Value Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014